Income Taxes (Schedule Of Significant Component Of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Schedule Of Significant Component Of Deferred Tax Assets
Net operating loss carry-forward	$ 588,900	$ 306,800
Valuation allowance	(588,900)	(306,800)
Net deferred income tax asset